Bank Loans (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Bank Loans [Abstract]
Schedule of short-term bank loan
	March 31,	December 31,
	2022	2021
Cathay United Bank	$261,750	$270,000
CTBC Bank	698,000	720,000
Cathay Bank	650,000	650,000
Total	$1,609,750	$1,640,000

	December 31,	December 31,
	2021	2020

Cathay United Bank	$270,000	$267,000
CTBC Bank	720,000	712,000
Cathay Bank	650,000	650,000
Total	$1,640,000	$1,629,000